LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.7%
	ARIZONA — 5.7%
100,000	Arizona Industrial Development Authority	4.5000	07/15/29	$ 91,884
1,210,000	Arizona Industrial Development Authority	5.6250	10/01/49	908,248
150,000	Industrial Development Authority of the County of Pima	5.7500	05/01/50	131,438
100,000	Industrial Development Authority of the County of Pima	6.8750	11/15/52	95,478
				1,227,048
	COLORADO — 4.0%
750,000	Colorado Health Facilities Authority	8.0000	08/01/43	708,792
165,000	Fiddlers Business Improvement District	5.5500	12/01/47	153,350
				862,142
	FLORIDA — 4.7%
340,000	Capital Trust Agency, Inc.	6.0000	07/01/42	248,535
600,000	Capital Trust Agency, Inc.	6.3750	05/01/53	544,849
93,212	Collier County Industrial Development Authority	8.2500	05/15/49	5,127
405,000	Highlands County Health Facilities Authority(a)	6.0000	04/01/38	89,100
175,000	Pinellas County Educational Facilities Authority	5.0000	06/01/56	132,539
				1,020,150
	GEORGIA — 2.7%
700,000	Fulton County Residential Care Facilities for the	4.0000	04/01/56	419,106
175,000	Macon-Bibb County Urban Development Authority	5.8750	06/15/47	161,872
				580,978
	ILLINOIS — 2.9%
100,000	City of Evanston IL	4.3750	04/01/41	69,361
150,000	City of Evanston IL	4.6250	04/01/51	96,608
50,000	Eastern Illinois University	5.8000	10/01/33	50,000
150,000	Illinois Finance Authority	5.0000	05/15/41	118,302
400,000	Illinois Finance Authority	5.0000	05/15/51	287,800
				622,071
	INDIANA — 6.0%
1,530,000	City of Anderson IN	6.0000	10/01/42	1,299,900

	IOWA — 1.1%
290,000	Iowa Higher Education Loan Authority	5.5000	11/01/51	237,213

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.7% (Continued)
	KENTUCKY — 3.6%
465,000	Kentucky Economic Development Finance Authority	5.5000	11/15/27	$ 421,977
335,000	Kentucky Economic Development Finance Authority	6.0000	11/15/36	265,498
115,000	Kentucky Economic Development Finance Authority	6.2500	11/15/46	82,848
				770,323
	LOUISIANA — 0.7%
200,000	Louisiana Public Facilities Authority	5.2500	06/01/51	150,085

	MICHIGAN — 4.9%
725,000	Grand Rapids Economic Development Corporation	5.5000	04/01/39	527,098
435,000	Grand Rapids Economic Development Corporation	5.7500	04/01/49	292,756
300,000	Michigan Finance Authority	5.0000	05/01/46	230,287
				1,050,141
	MINNESOTA — 1.4%
330,000	City of Blaine MN	6.1250	07/01/45	214,500
125,000	City of Blaine MN	6.1250	07/01/50	81,250
				295,750
	MONTANA — 0.3%
100,000	County of Gallatin MT	4.0000	10/15/51	64,119

	NEBRASKA — 2.6%
625,000	Douglas County Sanitary & Improvement District No	7.1250	10/15/43	569,741

	NEW HAMPSHIRE — 0.5%
50,000	New Hampshire Business Finance Authority	5.6250	07/01/46	41,549
85,000	New Hampshire Business Finance Authority	5.7500	07/01/54	69,562
				111,111
	NEW JERSEY — 10.2%
2,715,000	Middlesex County Improvement Authority	5.0000	01/01/32	1,889,818
425,000	New Jersey Economic Development Authority	5.7500	07/01/47	320,120
				2,209,938
	NEW YORK — 1.0%
300,000	Ulster County Capital Resource Corporation	5.2500	09/15/42	216,866

	OHIO — 2.8%
150,000	County of Hardin OH	5.5000	05/01/50	119,279

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.7% (Continued)
	OHIO — 2.8% (Continued)
225,000	County of Montgomery OH(a)	6.2500	04/01/49	$ 49,500
200,000	County of Washington OH	6.7500	12/01/52	192,385
250,000	Ohio Housing Finance Agency	6.2500	03/01/26	247,422
				608,586
	OKLAHOMA — 1.8%
440,000	Oklahoma County Finance Authority	6.1250	07/01/48	392,203

	PENNSYLVANIA — 7.5%
375,000	Lehigh County General Purpose Authority	7.0000	06/01/53	366,734
150,000	Philadelphia Authority for Industrial Development	5.6250	08/01/36	150,496
250,000	Philadelphia Authority for Industrial Development	6.3750	06/01/40	231,565
950,000	Philadelphia Authority for Industrial Development	6.5000	06/01/45	870,855
				1,619,650
	PUERTO RICO — 0.0%(b)
6,000	Puerto Rico Sales Tax Financing Corp Sales Tax	4.5360	07/01/53	4,903

	SOUTH CAROLINA — 2.4%
50,000	South Carolina Jobs-Economic Development Authority	5.0000	11/01/42	41,209
500,000	South Carolina Jobs-Economic Development Authority	7.7500	11/15/58	464,502
				505,711
	TENNESSEE — 1.1%
230,000	Shelby County Health Educational & Housing	5.7500	10/01/49	160,045
100,000	Shelby County Health Educational & Housing	5.7500	10/01/54	67,751
				227,796
	TEXAS — 8.6%
40,000	Arlington Higher Education Finance Corporation	6.3750	02/15/52	33,763
325,000	Clifton Higher Education Finance Corporation	6.1250	08/15/48	308,523
35,000	New Hope Cultural Education Facilities Finance	5.7500	07/15/52	29,689
170,000	Newark Higher Education Finance Corporation	5.7500	08/15/45	170,252
800,000	Port Beaumont Navigation District	8.0000	02/01/39	720,745
140,000	San Antonio Education Facilities Corporation	5.0000	10/01/31	126,755
155,000	San Antonio Education Facilities Corporation	5.0000	10/01/41	119,930
475,000	San Antonio Education Facilities Corporation	5.0000	10/01/51	337,759

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.7% (Continued)
	TEXAS — 8.6% (Continued)
				1,847,416
	UTAH — 0.9%
235,000	Utah Infrastructure Agency	5.0000	10/15/46	$ 201,698

	VERMONT — 4.3%
775,000	East Central Vermont Telecommunications District	6.1250	12/01/40	775,847
175,000	East Central Vermont Telecommunications District	5.6000	12/01/43	154,926
				930,773
	VIRGINIA — 0.7%
175,000	Peninsula Town Center Community Development	5.0000	09/01/45	149,673

	WISCONSIN — 13.3%
100,000	Public Finance Authority	4.6500	12/01/35	77,407
325,000	Public Finance Authority	5.0000	04/01/47	255,657
515,254	Public Finance Authority	5.7500	12/01/48	408,679
1,522	Public Finance Authority(a)	5.5000	12/01/48	472
300,000	Public Finance Authority	7.5000	12/01/52	283,457
610,000	Public Finance Authority	5.7500	05/01/54	451,414
675,000	Public Finance Authority	5.0000	01/01/55	472,613
470,000	Public Finance Authority	5.0000	01/01/57	348,197
100,000	Public Finance Authority	5.0000	02/01/62	84,393
250,000	Wisconsin Health & Educational Facilities	5.0000	08/01/37	189,484
225,000	Wisconsin Health & Educational Facilities	7.0000	07/01/43	153,364
225,000	Wisconsin Health & Educational Facilities	5.0000	07/01/53	148,110
				2,873,247
	TOTAL MUNICIPAL BONDS (Cost $23,373,395)			20,649,232

Shares
	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
208,705	Federated Institutional Tax-Free Cash Trust, 3.89% (Cost $208,705)(c)			208,705

	TOTAL INVESTMENTS - 96.7% (Cost $23,582,100)			$ 20,857,937
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.3%			714,234
	NET ASSETS - 100.0%			$ 21,572,171

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

(a) (b)	Non-income producing security. Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2023.